Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Other Intangible Assets (Table) (Details) (Other Intangible Assets, USD $)	Jun. 30, 2013
Other Intangible Assets
For the period:
July 1, 2013 - June 30, 2014	$ 1,056,338
July 1, 2014 - June 30, 2015	1,047,448
July 1, 2015 - June 30, 2016	5,650
Total	$ 2,109,436